Business Optimization Charges (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2015	Dec. 31, 2014
Total Charges

The company’s total charges (benefits) related to business optimization plans are presented below:

	Three months ended September 30,		Nine months ended September 30,
(in millions)	2015	2014	2015	2014

Charges	$—	$27	$3	$43
Reserve adjustments	—	—	(10)	(2)

Total business optimization expenses (benefits)	—	27	(7)	41

Discontinued operations	—	—	—	(8)

Business optimization expenses (benefits) in continuing operations	$—	$27	$(7)	$33

The Company has historically participated in business optimization plans initiated by Baxter. The Company’s total charges related to these plans are presented below:

years ended December 31 (in millions)	2014	2013	2012

Cash expenses	$43	$50	$30
Non-cash expenses	—	83	14
Reserve adjustments	(10)	—	—

Total business optimization expenses	$33	$133	$44

Discontinued operations	(8)	(101)	—

Business optimization expenses in continuing operations	$25	$32	$44

Business Optimization Charge

The following table summarizes activity in the reserves related to business optimization initiatives:

(in millions)

Reserves as of December 31, 2014	$60
Charges	3
Reserve adjustments	(10)
Separation-related adjustments and other	(20)
Utilization	(12)

Reserves as of September 30, 2015	$21

The following table summarizes cash activity in the reserves related to business optimization initiatives:

(in millions)

Reserve at December 31, 2011	$36
Current year charges	30
Utilization	(21)

Reserve at December 31, 2012	45
Current year charges	50
Utilization	(31)

Reserve at December 31, 2013	64
Current year charges	43
Reserve adjustments	(10)
Utilization	(37)

Reserve at December 31, 2014	$60